United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | FDBAX	B | FDBBX	C | FDBCX
	F | ISHIX	Institutional | FDBIX	R6 | FDBLX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	97.2%
Municipal Securities	0.5%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.4%
Cash Equivalents[7]	0.8%
Other Assets and Liabilities—Net[8]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a common stock and preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—73.4%
		Basic Industry - Chemicals—0.5%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$1,345,773
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,428,445
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,503,383
1,200,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,137,839
		TOTAL	5,415,440
		Basic Industry - Metals & Mining—2.4%
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	992,048
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	825,330
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,439,263
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,055,828
3,100,000		Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,208,531
1,820,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.2%, 10/01/2022	1,830,619
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,520,284
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,295,767
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	1,265,810
1,360,000		Worthington Industries, Inc., Sr Unsecured Note, 4.3%, 08/01/2032	1,294,173
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,147,604
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,460,968
		TOTAL	28,336,225
		Basic Industry - Paper—0.7%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 08/15/2047	2,965,345
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 03/15/2023	2,238,948
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	2,905,955
		TOTAL	8,110,248
		Capital Goods - Aerospace & Defense—1.9%
2,500,000		Arconic, Inc., 5.870%, 02/23/2022	2,625,000
1,570,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,616,943
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	2,920,809
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	2,012,539
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,071,717
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	$669,175
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 02/15/2027	910,905
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	1,843,652
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.9%, 3/01/2025	1,738,063
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,449,210
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%) 2/15/2042	2,987,104
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/01/2025	755,069
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	708,259
		TOTAL	23,308,445
		Capital Goods - Building Materials—1.0%
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/01/2027	3,887,603
1,920,000		Masco Corp., Sr Unsecured Note, 4.5%, 05/15/2047	1,775,000
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	1,956,484
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	2,915,161
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,014,425
		TOTAL	11,548,673
		Capital Goods - Construction Machinery—0.4%
2,500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 04/05/2022	2,546,125
2,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	1,998,414
		TOTAL	4,544,539
		Capital Goods - Diversified Manufacturing—1.3%
859,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.1%, 01/09/2023	846,917
816,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	851,588
1,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,039,720
2,225,000		Lennox International, Inc., Sr. Unsecd. Note, 3%, 11/15/2023	2,127,917
2,300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 03/01/2027	2,235,813
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	806,811
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	674,493
4,045,000		Valmont Industries, Inc., 5.25%, 10/01/2054	3,830,139
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,580,663
1,870,000		Wabtec Corp., Sr Unsecured Note, 3.45%, 11/15/2026	1,744,907
		TOTAL	15,738,968
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.5%
$1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	$1,785,802
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,073,920
250,000	WestRock Co., 7.65%, 03/15/2020	252,791
960,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 03/01/2019	971,852
2,500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4%, 03/15/2028	2,468,969
	TOTAL	6,553,334
	Communications - Cable & Satellite—2.0%
6,400,000	CCO Safari II LLC, 4.908%, 07/23/2025	6,517,369
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,317,436
900,000	Comcast Corp., 7.050%, 03/15/2033	1,143,906
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	1,372,467
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/01/2049	1,520,376
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 09/15/2026	1,794,179
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,278,308
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,430,145
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,431,028
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,259,397
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,106,247
360,000	Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	374,141
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	2,931,836
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	235,788
	TOTAL	23,712,623
	Communications - Media & Entertainment—2.7%
2,000,000	21st Century Fox America, Inc., 6.75%, 1/09/2038	2,555,267
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.7%, 10/15/2025	988,747
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,131,598
3,995,000	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	4,014,630
2,350,000	CBS Corp., 4.9%, 8/15/2044	2,251,197
5,060,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 03/20/2028	4,785,936
4,380,000	Grupo Televisa S.A., 6.625%, 03/18/2025	4,923,882
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	701,011
460,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	464,597
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	2,929,833
920,000	S&P Global, Inc., Sr. Note, 4%, 6/15/2025	929,491
1,500,000	S&P Global, Inc., Sr. Note, 4.4%, 2/15/2026	1,562,791
2,950,000	WPP Finance 2010, 3.750%, 09/19/2024	2,880,886
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$2,440,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	$2,423,626
	TOTAL	32,543,492
	Communications - Telecom Wireless—1.0%
2,900,000	American Tower Corp., 3.450%, 09/15/2021	2,898,032
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,428,754
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 09/01/2021	472,613
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.8%, 02/15/2028	2,660,549
1,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,506,864
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.8%, 02/16/2027	2,123,364
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	1,133,790
	TOTAL	12,223,966
	Communications - Telecom Wirelines—2.9%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,161,682
2,950,000	AT&T, Inc., Sr. Unsecd. Note, 3.4%, 5/15/2025	2,814,204
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 03/01/2027	2,533,140
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,280,501
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,063,939
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	986,824
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,474,405
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.3%, 08/15/2058	1,982,018
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,847,356
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	2,182,643
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	5,477,088
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.5%, 08/10/2033	1,965,352
4,880,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,243,956
	TOTAL	35,013,108
	Consumer Cyclical - Automotive—0.9%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,686,103
880,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 09/20/2022	892,766
960,000	General Motors Co., Sr. Unsecd. Note, 4%, 4/01/2025	942,460
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.2%, 4/01/2045	1,685,176
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,238,527
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,227,671
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.6%, 3/19/2020	1,557,024
	TOTAL	11,229,727
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.2%
$2,800,000	Football Trust V, Pass Thru Cert., 5.35%, 10/05/2020	$2,929,674
	Consumer Cyclical - Lodging—0.8%
1,000,000	Choice Hotels International, Inc., 5.75%, 7/01/2022	1,047,800
2,900,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	2,976,125
3,930,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	3,898,064
2,000,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,003,803
	TOTAL	9,925,792
	Consumer Cyclical - Retailers—2.0%
2,500,000	Advance Auto Parts, Inc., 4.5%, 12/01/2023	2,578,656
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,104,277
1,280,000	AutoNation, Inc., Sr. Unsecd. Note, 4.5%, 10/01/2025	1,285,627
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	579,156
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 06/01/2027	2,051,564
1,049,490	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,076,620
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	745,048
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,658,359
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.78%, 03/25/2038	2,383,237
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.05%, 03/25/2048	2,150,764
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,019,367
1,000,000	Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	986,153
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.7%, 05/15/2023	1,197,033
5,700,000	Home Depot, Inc., Sr. Unsecd. Note, 2.8%, 09/14/2027	5,343,231
	TOTAL	24,159,092
	Consumer Cyclical - Services—1.2%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.4%, 12/06/2027	2,845,673
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.6%, 11/28/2024	1,445,304
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.7%, 04/01/2027	2,366,688
900,000	Expedia, Inc., 4.5%, 8/15/2024	905,912
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,148,802
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,843,106
1,000,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,212,757
2,220,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	2,168,902
	TOTAL	13,937,144
	Consumer Non-Cyclical - Food/Beverage—4.8%
5,545,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	5,450,275
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$2,120,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	$2,209,037
3,000,000	Anheuser-Busch InBev Finance, Inc., Sr Unsecured Note, Series 0, 3.3%, 02/01/2023	2,986,258
2,125,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.6%, 04/15/2048	2,126,344
980,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 07/15/2026	863,407
2,150,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,005,913
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.5%, 10/01/2026	1,502,864
820,000	General Mills, Inc., Sr. Unsecd. Note, 4.7%, 04/17/2048	788,993
1,624,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	1,527,888
1,600,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,632,528
2,245,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.5%, 01/29/2028	2,178,213
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,781,794
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.8%, 07/02/2020	497,254
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3%, 06/01/2026	646,884
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 07/15/2025	2,697,341
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,309,210
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,468,949
1,530,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	1,545,760
1,030,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.985%, 05/25/2038	1,044,992
4,585,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.4%, 08/15/2027	4,359,312
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3%, 11/15/2020	1,598,495
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	932,138
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.2%, 07/15/2046	545,176
2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2%, 10/28/2021	2,131,095
470,000	PepsiCo, Inc., 2.15%, 10/14/2020	463,516
2,250,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	2,257,420
1,260,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/03/2021	1,205,371
550,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 02/01/2027	532,254
1,175,000	Tyson Foods, Inc., 3.95%, 8/15/2024	1,180,996
1,000,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,048,341
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,741,806
	TOTAL	57,259,824
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—1.2%
$3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 09/22/2026	$3,048,755
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	273,164
1,050,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,042,254
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.7%, 06/06/2027	2,239,169
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,428,446
3,345,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,253,781
1,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 04/01/2027	1,365,226
575,000	Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	566,795
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 09/19/2026	1,396,867
	TOTAL	14,614,457
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
4,590,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	4,538,976
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.9%, 11/30/2046	2,421,317
4,100,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,064,323
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3%, 3/12/2020	801,235
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.8%, 3/15/2025	728,410
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	2,239,676
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	2,214,804
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,866,302
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,060,951
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.9%, 02/20/2028	3,843,826
3,585,000	Celgene Corp., Sr. Unsecd. Note, 5%, 8/15/2045	3,562,071
3,240,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,037,315
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.4%, 09/23/2021	2,272,782
2,140,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.2%, 09/23/2026	1,967,897
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/01/2026	1,820,282
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.1%, 10/01/2046	1,719,317
	TOTAL	40,159,484
	Consumer Non-Cyclical - Products—0.3%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 08/01/2027	959,334
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	2,180,826
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—continued
$1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3%, 06/26/2027	$966,310
	TOTAL	4,106,470
	Consumer Non-Cyclical - Supermarkets—0.2%
960,000	Kroger Co., Bond, 6.900%, 04/15/2038	1,183,214
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 02/01/2047	917,315
	TOTAL	2,100,529
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 08/06/2019	268,451
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	2,902,379
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 08/15/2047	4,004,308
	TOTAL	7,175,138
	Energy - Independent—1.5%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,791,865
5,890,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,718,716
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.9%, 05/15/2027	959,516
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,528,186
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,355,501
440,000	XTO Energy, Inc., 6.375%, 06/15/2038	603,206
775,000	XTO Energy, Inc., 6.750%, 08/01/2037	1,042,669
	TOTAL	17,999,659
	Energy - Integrated—2.1%
1,740,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	1,741,213
1,785,000	BP Capital Markets PLC, 3.119%, 5/04/2026	1,714,738
1,480,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,550,271
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,122,141
2,100,000	Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,055,873
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,402,600
4,650,000	Petro-Canada, Bond, 5.350%, 07/15/2033	5,190,085
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	265,549
1,000,000	Petroleos Mexicanos, 6.500%, 06/02/2041	934,500
4,180,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,296,496
2,350,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	2,238,431
660,000	Shell International Finance B.V., Sr. Unsecd. Note, 4%, 05/10/2046	645,005
	TOTAL	25,156,902
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—3.1%
$3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/01/2027	$3,098,137
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.5%, 06/01/2025	1,668,510
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.8%, 06/01/2045	1,144,403
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	5,891,671
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	1,927,003
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,476,232
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	864,099
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,753,006
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,316,117
3,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.3%, 03/01/2028	3,697,637
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.5%, 04/15/2038	2,238,153
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 03/01/2047	1,558,046
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.9%, 05/25/2027	909,217
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,071,835
2,300,000	Williams Partners LP, 4.9%, 1/15/2045	2,241,770
3,100,000	Williams Partners LP, 5.250%, 03/15/2020	3,207,803
	TOTAL	37,063,639
	Energy - Oil Field Services—0.4%
700,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	710,500
2,500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,462,500
1,350,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,289,250
	TOTAL	4,462,250
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	864,940
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	863,416
1,665,000	Valero Energy Corp., 7.500%, 04/15/2032	2,150,420
3,870,000	Valero Energy Corp., 9.375%, 03/15/2019	4,064,583
	TOTAL	7,943,359
	Financial Institution - Banking—11.9%
2,000,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	2,015,243
3,000,000	BB&T Corp., 2.45%, Series MTN, 1/15/2020	2,974,944
2,445,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,439,103
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 01/23/2026	3,384,348
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	2,099,762
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,395,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 07/21/2023	$6,206,031
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/01/2021	8,227,309
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 01/20/2028	2,180,760
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4%, 4/01/2024	1,876,126
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,064,302
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,726,888
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,374,086
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.2%, 10/29/2025	1,177,364
3,410,000		Citigroup, Inc, Sr Unsecured Note, 2.876%, 07/24/2023	3,299,894
990,000		Citigroup, Inc., 4.125%, 7/25/2028	957,356
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,767,897
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,186,517
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.4%, 05/01/2026	1,819,475
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.52%, 10/27/2028	5,662,859
3,500,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,527,098
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,515,883
1,000,000		Comerica, Inc., 3.8%, 7/22/2026	971,516
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,555,227
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3%, 04/26/2022	3,192,182
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	4,016,300
2,375,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 05/01/2029	2,346,694
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,380,155
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,432,805
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,825,286
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	725,502
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,433,037
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 04/25/2023	1,439,065
4,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 01/23/2029	4,170,230
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,098,989
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%) 12/01/2021	3,967,840
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 04/22/2039	2,360,276
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 01/24/2029	7,255,845
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.5%, 7/24/2020	2,097,668
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	$1,447,251
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,386,792
2,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 04/29/2021	1,943,648
2,044,465	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,251,376
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	888,569
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.625%, 09/26/2018	2,700,112
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	2,240,351
9,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	9,329,333
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.9%, 11/17/2045	1,664,539
		TOTAL	142,603,833
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 01/12/2027	2,094,730
2,500,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,634,266
4,255,000		FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,576,607
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	589,171
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,228,598
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,742,327
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,723,897
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,416,088
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	805,304
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.5%, 12/01/2020	1,172,702
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/01/2025	2,398,216
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	981,193
		TOTAL	24,363,099
		Financial Institution - Finance Companies—1.3%
1,010,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.5%, 05/26/2022	992,328
783,000		Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	839,439
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,510,639
2,236,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,149,652
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,537,771
2,000,000		Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,082,807
		TOTAL	16,112,636
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.5%
$740,000	Anthem, Inc., 5.85%, 01/15/2036	$841,704
2,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	1,925,653
1,685,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,692,998
1,145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,248,308
	TOTAL	5,708,663
	Financial Institution - Insurance - Life—1.8%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,640,313
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,921,569
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,251,431
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	806,451
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	1,113,686
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,558,750
700,000	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	948,833
4,000,000	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	4,886,481
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,362,361
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	1,973,847
	TOTAL	21,463,722
	Financial Institution - Insurance - P&C—1.2%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,173,983
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	972,576
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,270,265
2,880,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	2,935,555
850,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	887,375
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,392,947
1,000,000	USF&G Corp., 8.312%, 07/01/2046	1,436,227
	TOTAL	14,068,928
	Financial Institution - REIT - Apartment—0.7%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	2,068,494
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	1,979,552
2,160,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,136,301
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	$950,023
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	1,474,812
	TOTAL	8,609,182
	Financial Institution - REIT - Healthcare—0.5%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,227,580
500,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	503,845
1,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,051,789
2,300,000	Healthcare Trust of America, 3.700%, 04/15/2023	2,274,503
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.3%, 03/15/2027	1,143,160
	TOTAL	6,200,877
	Financial Institution - REIT - Office—0.4%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,462,191
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	1,523,819
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.2%, 01/15/2025	2,273,812
	TOTAL	5,259,822
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4%, 6/15/2025	2,235,139
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,921,158
	TOTAL	4,156,297
	Financial Institution - REIT - Retail—0.9%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.4%, 11/01/2022	375,986
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.8%, 04/01/2027	1,653,853
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,595,532
1,700,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,756,032
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,681,024
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,254,617
	TOTAL	10,317,044
	Municipal Services—0.4%
1,779,997	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,022,164
2,820,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	3,177,757
	TOTAL	5,199,921
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,146,354
	Technology—3.4%
2,840,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,808,666
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$920,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	$915,080
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 01/15/2027	2,348,056
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,452,446
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	1,320,393
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 8.35%, 07/15/2046	1,902,501
1,620,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,497,912
285,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.95%, 06/15/2023	284,988
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	1,980,353
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,271,080
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,500,692
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 06/15/2025	1,606,506
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.6%, 10/15/2020	1,249,837
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,060,138
2,540,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,481,863
3,325,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	3,399,073
1,000,000	Microsoft Corp., Sr. Unsecd. Note, 2.4%, 08/08/2026	927,555
1,290,000	Microsoft Corp., Sr. Unsecd. Note, 3.700%, 08/08/2046	1,253,598
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.9%, 4/15/2025	2,077,887
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.6%, 01/30/2023	1,396,487
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/01/2040	970,511
1,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 06/01/2028	1,423,530
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	463,137
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,407,681
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,623,892
200,000	Verisk Analytics, Inc., Unsecd. Note, 4%, 6/15/2025	198,223
	TOTAL	40,822,085
	Transportation - Railroads—0.9%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,745,453
305,851	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/02/2021	318,467
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.9%, 02/01/2025	2,160,221
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3%, 05/15/2023	1,279,213
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.7%, 05/01/2048	$2,039,014
810,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	732,362
	TOTAL	10,274,730
	Transportation - Services—0.9%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	4,933,399
950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	945,184
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.4%, 11/15/2026	3,098,113
1,750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,749,279
	TOTAL	10,725,975
	Utility - Electric—4.4%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	963,649
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.2%, 11/13/2027	2,352,655
300,000	Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	300,000
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,840,608
1,233,000	Consolidated Edison Co., 4.625%, 12/01/2054	1,288,826
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.8%, 09/01/2021	382,016
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	1,100,643
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,196,650
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	130,152
1,950,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	1,907,160
5,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	4,938,750
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	797,982
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	1,275,217
750,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 05/25/2047	715,004
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,209,196
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	920,227
1,320,000	Fortis, Inc., Sr. Unsecd. Note, 2.1%, 10/04/2021	1,263,108
2,350,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	2,159,747
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,088,692
3,060,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	3,809,580
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$1,645,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	$1,696,583
3,100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,082,004
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 05/01/2027	2,969,088
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,502,415
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	1,044,083
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	703,833
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	869,107
200,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	203,001
3,185,000	Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,005,782
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.75%, 10/01/2026	1,858,171
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,532,027
	TOTAL	52,105,956
	Utility - Natural Gas—1.0%
195,000	Atmos Energy Corp., 8.500%, 03/15/2019	203,832
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,582,792
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,507,715
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,665,053
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,570,137
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,236,630
	TOTAL	11,766,159
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	757,614
	TOTAL CORPORATE BONDS (IDENTIFIED COST $875,986,747)	878,935,098
	MORTGAGE-BACKED SECURITIES—0.0%
977	Federal Home Loan Mortgage Corp. Pool C00702, 6.000%, 1/1/2029	1,067
1,124	Federal Home Loan Mortgage Corp. Pool C00748, 6.000%, 4/1/2029	1,230
422	Federal Home Loan Mortgage Corp. Pool C20263, 6.000%, 1/1/2029	462
941	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,047
1,714	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,925
997	Federal National Mortgage Association Pool 421223, 7.000%, 5/1/2028	1,113
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$12,179		Federal National Mortgage Association Pool 439947, 6.500%, 11/1/2028	$13,465
6,956		Federal National Mortgage Association Pool 489867, 6.500%, 3/1/2029	7,682
1,013		Government National Mortgage Association Pool 449491, 7.500%, 12/15/2027	1,151
809		Government National Mortgage Association Pool 486467, 7.000%, 30 Year, 8/15/2028	914
1,958		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,140
1,226		Government National Mortgage Association Pool 780373, 7.000%, 12/15/2023	1,321
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,320)	33,517
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	4,404,232
1,535,000		Tampa, FL Sports Authority, 8.020%, (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,739,508
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,274,955)	6,143,740
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[1,3]	MLR Petroleum LLC (IDENTIFIED COST $5,217)	0
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.67%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		Prologis, Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, 8.54%	5,120,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,121,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$125,253		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $122,852)	132,100
		INVESTMENT COMPANIES—24.7%
4,955,394		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[5]	4,955,890
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
46,850,955	High Yield Bond Portfolio	$290,944,432
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $377,258,787)	295,900,322
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,263,664,168)[6]	1,186,266,077
	OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	11,811,685
	TOTAL NET ASSETS—100%	$1,198,077,762
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[1]United States Treasury Notes 10-Year Short Futures	235	$28,302,813	September 2018	$(292,782)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	20,829,557	50,048,416	70,877,973
Purchases/Additions	93,798,752	—	93,798,752
Sales/Reductions	(109,672,915)	(3,197,461)	(112,870,376)
Balance of Shares Held 5/31/2018	4,955,394	46,850,955	51,806,349
Value	$4,955,890	$290,944,432	$295,900,322
Change in Unrealized Appreciation/Depreciation	$496	$2,050,491	$2,050,987
Net Realized Gain/(Loss)	$(1,945)	$(11,916,405)	$(11,918,350)
Dividend Income	$72,478	$9,511,323	$9,583,801
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,266,334,453.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$877,683,722	$1,251,376	$878,935,098
Mortgage-Backed Securities	—	33,517	—	33,517
Municipal Bonds	—	6,143,740	—	6,143,740
Collateralized Mortgage Obligations	—	132,100	—	132,100
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Preferred Stocks
Domestic	5,120,000	—	1,300[1]	5,121,300
Investment Companies[2]	4,955,890	—	—	295,900,322
TOTAL SECURITIES	$10,075,890	$883,993,079	$1,252,676	$1,186,266,077
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities	(292,782)	—	—	(292,782)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(292,782)	$—	$—	$(292,782)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
Semi-Annual Shareholder Report

2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $290,944,432 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.29	$9.03	$9.02	$9.51	$9.34	$9.66
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.36	0.36	0.38	0.41	0.41
Net realized and unrealized gain (loss)	(0.33)	0.26	0.13	(0.48)	0.17	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.62	0.49	(0.10)	0.58	0.10
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.38)	(0.39)	(0.41)	(0.42)
Distributions from net realized gain	(0.01)	(0.00)[2]	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.36)	(0.48)	(0.39)	(0.41)	(0.42)
Net Asset Value, End of Period	$8.93	$9.29	$9.03	$9.02	$9.51	$9.34
Total Return[3]	(1.73)%	7.01%	5.56%	(1.05)%	6.37%	1.09%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.85%	0.96%	0.98%	0.98%	0.98%
Net investment income	3.77%[4]	3.88%	4.01%	4.09%	4.19%	4.36%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.21%	0.21%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$366,818	$419,962	$667,955	$705,016	$908,267	$936,658
Portfolio turnover	7%	13%	14%	10%	13%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.35	$9.09	$9.07	$9.57	$9.39	$9.71
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.28	0.29	0.31	0.32	0.34
Net realized and unrealized gain (loss)	(0.33)	0.26	0.13	(0.49)	0.20	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.54	0.42	(0.18)	0.52	0.02
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.30)	(0.32)	(0.34)	(0.34)
Distributions from net realized gain	(0.01)	(0.00)[2]	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.40)	(0.32)	(0.34)	(0.34)
Net Asset Value, End of Period	$8.99	$9.35	$9.09	$9.07	$9.57	$9.39
Total Return[3]	(2.14)%	6.06%	4.78%	(1.95)%	5.58%	0.26%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.70%	1.78%	1.79%	1.79%	1.79%
Net investment income	2.91%[4]	2.99%	3.19%	3.28%	3.39%	3.54%
Expense waiver/reimbursement[5]	0.06%[4]	0.07%	0.15%	0.15%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,296	$27,087	$32,712	$36,123	$45,503	$55,068
Portfolio turnover	7%	13%	14%	10%	13%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.36	$9.09	$9.07	$9.57	$9.39	$9.71
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.29	0.31	0.32	0.34
Net realized and unrealized gain (loss)	(0.35)	0.27	0.13	(0.49)	0.20	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.55	0.42	(0.18)	0.52	0.02
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.30)	(0.32)	(0.34)	(0.34)
Distributions from net realized gain	(0.01)	(0.00)[2]	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.40)	(0.32)	(0.34)	(0.34)
Net Asset Value, End of Period	$8.99	$9.36	$9.09	$9.07	$9.57	$9.39
Total Return[3]	(2.23)%	6.21%	4.79%	(1.95)%	5.58%	0.27%
Ratios to Average Net Assets:
Net expenses	1.67%[4]	1.67%	1.77%	1.79%	1.79%	1.79%
Net investment income	2.96%[4]	3.02%	3.20%	3.28%	3.38%	3.54%
Expense waiver/reimbursement[5]	0.06%[4]	0.07%	0.15%	0.15%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,707	$85,798	$106,690	$113,868	$127,030	$137,178
Portfolio turnover	7%	13%	14%	10%	13%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.37	$9.10	$9.09	$9.58	$9.41	$9.72
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.36	0.36	0.38	0.40	0.41
Net realized and unrealized gain (loss)	(0.33)	0.27	0.13	(0.48)	0.18	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.63	0.49	(0.10)	0.58	0.11
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.38)	(0.39)	(0.41)	(0.42)
Distributions from net realized gain	(0.01)	(0.00)[2]	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.36)	(0.48)	(0.39)	(0.41)	(0.42)
Net Asset Value, End of Period	$9.01	$9.37	$9.10	$9.09	$9.58	$9.41
Total Return[3]	(1.72)%	7.07%	5.48%	(1.09)%	6.28%	1.15%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.85%	1.00%	1.02%	1.02%	1.02%
Net investment income	3.77%[4]	3.83%	3.97%	4.05%	4.15%	4.32%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.17%	0.17%	0.16%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$138,330	$151,638	$172,855	$171,876	$194,110	$201,547
Portfolio turnover	7%	13%	14%	10%	13%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.30	$9.03	$9.02	$9.52	$9.35	$9.66
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.37	0.38	0.40	0.40	0.43
Net realized and unrealized gain (loss)	(0.33)	0.28	0.13	(0.49)	0.20	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.65	0.51	(0.09)	0.60	0.13
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.40)	(0.41)	(0.43)	(0.44)
Distributions from net realized gain	(0.01)	(0.00)[2]	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.38)	(0.50)	(0.41)	(0.43)	(0.44)
Net Asset Value, End of Period	$8.94	$9.30	$9.03	$9.02	$9.52	$9.35
Total Return[3]	(1.61)%	7.38%	5.77%	(0.97)%	6.56%	1.40%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.60%	0.76%	0.79%	0.79%	0.79%
Net investment income	4.02%[4]	3.98%	4.21%	4.28%	4.37%	4.55%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.15%	0.15%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$576,112	$553,671	$207,117	$214,878	$255,884	$191,461
Portfolio turnover	7%	13%	14%	10%	13%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017	Period Ended 11/30/2016[1]
Net Asset Value, Beginning of Period	$9.31	$9.04	$9.37
Income From Investment Operations:
Net investment income (loss)[2]	0.18	0.37	0.06
Net realized and unrealized gain (loss)	(0.33)	0.27	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.64	(0.27)
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.06)
Distributions from net realized gain	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.21)	(0.37)	(0.06)
Net Asset Value, End of Period	$8.95	$9.31	$9.04
Total Return[4]	(1.60)%	7.24%	(2.90)%
Ratios to Average Net Assets:
Net expenses	0.58%[5]	0.58%	0.54%[5]
Net investment income	4.04%[5]	3.97%	3.90%[5]
Expense waiver/reimbursement[6]	0.06%[5]	0.03%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,815	$17,112	$0[7]
Portfolio turnover	7%	13%	14%[8]
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $295,900,322 of investment in affiliated holdings (identified cost $1,263,664,168)		$1,186,266,077
Restricted cash (Note 2)		235,000
Income receivable		10,279,259
Income receivable from affiliated holdings		1,513,430
Receivable for shares sold		1,382,144
TOTAL ASSETS		1,199,675,910
Liabilities:
Payable for shares redeemed	$1,120,965
Bank overdraft	91
Payable for daily variation margin on futures contracts	55,985
Payable to adviser (Note 5)	14,298
Payable for administrative fees (Note 5)	2,630
Payable for transfer agent fee	163,655
Payable for Directors'/Trustees' fees (Note 5)	287
Payable for distribution services fee (Note 5)	62,915
Payable for other service fees (Notes 2 and 5)	125,731
Accrued expenses (Note 5)	51,591
TOTAL LIABILITIES		1,598,148
Net assets for 133,899,038 shares outstanding		$1,198,077,762
Net Assets Consist of:
Paid-in capital		$1,290,519,828
Net unrealized depreciation		(77,690,873)
Accumulated net realized loss		(11,948,386)
Distributions in excess of net investment income		(2,802,807)
TOTAL NET ASSETS		$1,198,077,762
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($366,817,881 ÷ 41,065,795 shares outstanding), no par value, 500,000,000 shares authorized	$8.93
Offering price per share (100/95.50 of $8.93)	$9.35
Redemption proceeds per share	$8.93
Class B Shares:
Net asset value per share ($22,296,315 ÷ 2,479,958 shares outstanding), no par value, 500,000,000 shares authorized	$8.99
Offering price per share	$8.99
Redemption proceeds per share (94.50/100 of $8.99)	$8.50
Class C Shares:
Net asset value per share ($75,706,532 ÷ 8,418,985 shares outstanding), no par value, 500,000,000 shares authorized	$8.99
Offering price per share	$8.99
Redemption proceeds per share (99.00/100 of $8.99)	$8.90
Class F Shares:
Net asset value per share ($138,329,989 ÷ 15,355,231 shares outstanding), no par value, 500,000,000 shares authorized	$9.01
Offering price per share (100/99.00 of $9.01)	$9.10
Redemption proceeds per share (99.00/100 of $9.01)	$8.92
Institutional Shares:
Net asset value per share ($576,111,594 ÷ 64,475,864 shares outstanding), no par value, 500,000,000 shares authorized	$8.94
Offering price per share	$8.94
Redemption proceeds per share	$8.94
Class R6 Shares:
Net asset value per share ($18,815,451 ÷ 2,103,205 shares outstanding), no par value, 500,000,000 shares authorized	$8.95
Offering price per share	$8.95
Redemption proceeds per share	$8.95
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Interest			$18,697,775
Dividends (including $9,583,801 received from affiliated holdings)			9,652,337
TOTAL INCOME			28,350,112
Expenses:
Investment adviser fee (Note 5)		$3,066,505
Administrative fee (Note 5)		491,467
Custodian fees		21,648
Transfer agent fee (Note 2)		697,148
Directors'/Trustees' fees (Note 5)		8,558
Auditing fees		16,360
Legal fees		4,115
Portfolio accounting fees		102,174
Distribution services fee (Note 5)		397,270
Other service fees (Notes 2 and 5)		801,861
Share registration costs		57,309
Printing and postage		55,200
Taxes		149
Miscellaneous (Note 5)		19,355
TOTAL EXPENSES		5,739,119
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(382,490)
Reimbursement of other operating expenses (Notes 2 and 5)	(410,718)
TOTAL WAIVER AND REIMBURSEMENTS		(793,208)
Net expenses			4,945,911
Net investment income			23,404,201
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including net realized loss of $(11,918,350) on sales of investments in affiliated holdings)	$(8,556,662)
Net realized gain on futures contracts	981,693
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $2,050,987 on investments in affiliated holdings)	(37,050,531)
Net change in unrealized appreciation of futures contracts	(448,362)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(45,073,862)
Change in net assets resulting from operations	$(21,669,661)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,404,201	$45,988,739
Net realized gain (loss)	(7,574,969)	3,688,921
Net change in unrealized appreciation/depreciation	(37,498,893)	31,397,671
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(21,669,661)	81,075,331
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,197,372)	(19,027,151)
Class B Shares	(406,316)	(918,418)
Class C Shares	(1,358,670)	(2,918,630)
Class F Shares	(2,952,375)	(6,294,675)
Institutional Shares	(12,497,265)	(17,492,830)
Class R6 Shares	(395,373)	(59,328)
Distributions from net realized gain
Class A Shares	(505,899)	(322,354)
Class B Shares	(32,509)	(15,720)
Class C Shares	(104,809)	(50,597)
Class F Shares	(180,938)	(83,022)
Institutional Shares	(694,049)	(99,103)
Class R6 Shares	(21,251)	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,346,826)	(47,281,828)
Share Transactions:
Proceeds from sale of shares	158,819,306	621,733,954
Net asset value of shares issued to shareholders in payment of distributions declared	25,471,708	44,429,699
Cost of shares redeemed	(192,465,737)	(632,017,185)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,174,723)	34,146,468
Change in net assets	(57,191,210)	67,939,971
Net Assets:
Beginning of period	1,255,268,972	1,187,329,001
End of period (including distributions in excess of net investment income of $(2,802,807) and $(399,637), respectively)	$1,198,077,762	$1,255,268,972
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 9.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
Semi-Annual Shareholder Report

■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in
Semi-Annual Shareholder Report

investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $793,208 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$234,666	$(154,610)
Class B Shares	17,850	(135)
Class C Shares	41,481	—
Class F Shares	67,482	(37,487)
Institutional Shares	333,818	(218,486)
Class R6 Shares	1,851	—
TOTAL	$697,148	$(410,718)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$491,717
Class B Shares	30,519
Class C Shares	101,746
Class F Shares	177,879
TOTAL	$801,861
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $26,118,069. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$292,782*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$981,693

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(448,362)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,634,913	$24,060,804	11,465,055	$105,871,553
Shares issued to shareholders in payment of distributions declared	895,470	8,145,051	1,993,338	18,325,036
Shares redeemed	(7,649,125)	(69,573,653)	(42,239,267)	(386,780,382)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,118,742)	$(37,367,798)	(28,780,874)	$(262,583,793)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,669	$174,136	264,768	$2,461,914
Shares issued to shareholders in payment of distributions declared	46,454	425,833	96,679	895,884
Shares redeemed	(481,067)	(4,407,023)	(1,065,550)	(9,917,770)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(415,944)	$(3,807,054)	(704,103)	$(6,559,972)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	510,035	$4,693,100	1,274,620	$11,872,272
Shares issued to shareholders in payment of distributions declared	149,786	1,373,235	288,961	2,678,008
Shares redeemed	(1,412,066)	(12,891,491)	(4,131,393)	(38,368,564)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(752,245)	$(6,825,156)	(2,567,812)	$(23,818,284)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	843,964	$7,730,371	1,864,899	$17,349,425
Shares issued to shareholders in payment of distributions declared	318,929	2,925,079	642,500	5,969,253
Shares redeemed	(1,987,594)	(18,291,717)	(5,312,786)	(49,432,074)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(824,701)	$(7,636,267)	(2,805,387)	$(26,113,396)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,066,397	$119,035,554	50,754,972	$466,780,507
Shares issued to shareholders in payment of distributions declared	1,381,245	12,560,279	1,786,995	16,554,492
Shares redeemed	(9,523,634)	(86,548,571)	(15,917,045)	(147,213,301)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,924,008	$45,047,262	36,624,922	$336,121,698
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	343,138	$3,125,341	1,870,300	$17,398,283
Shares issued to shareholders in payment of distributions declared	4,605	42,231	752	7,026
Shares redeemed	(82,901)	(753,282)	(32,700)	(305,094)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	264,842	$2,414,290	1,838,352	$17,100,215
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(922,782)	$(8,174,723)	3,605,098	$34,146,468
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $1,266,334,453. The net unrealized depreciation of investments for federal tax purposes was $80,361,158. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,518,559 and net unrealized depreciation from investments for those securities having an excess of cost over value of $105,879,717. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser voluntarily waived $379,032 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $3,458. For the six months ended May 31, 2018, the Adviser voluntarily reimbursed $410,718 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$91,557
Class C Shares	305,713
TOTAL	$397,270
For the six months ended May 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $113,252 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $13,130 in sales charges from the sale of Class A Shares. FSC also retained $21,327, $4,901 and $22,454 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended May 31, 2018, FSSC received $41,487 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.71%, 1.67%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$80,225,130
Sales	$83,164,561
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$982.70	$4.20
Class B Shares	$1,000	$978.60	$8.44
Class C Shares	$1,000	$977.70	$8.23
Class F Shares	$1,000	$982.80	$4.20
Institutional Shares	$1,000	$983.90	$2.97
Class R6 Shares	$1,000	$984.00	$2.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.70	$4.28
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.60	$8.40
Class F Shares	$1,000	$1,020.70	$4.28
Institutional Shares	$1,000	$1,021.90	$3.02
Class R6 Shares	$1,000	$1,022.00	$2.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.71%
Class C Shares	1.67%
Class F Shares	0.85%
Institutional Shares	0.60%
Class R6 Shares	0.58%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018